OTHER LIABILITIES, INCLUDING EMPLOYEE BENEFITS (Schedule of Disclosures) (Details) $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) IDR / $	Dec. 31, 2014 USD ($) IDR / $		Dec. 31, 2013 USD ($)
Schedule of disclosures of defined benefit plans [Line Items]
Defined benefit plan, expected return on plan assets		7.25%
Change in benefit obligation [Roll Forward]
Special retirement benefits	[1]	$ (22)
Components of net periodic benefit (income) cost and other amounts recognized in other comprehensive income [Abstract]
Special retirement benefits	[1]	(22)
Amounts recognized in other comprehensive loss (income) [Abstract]
Prior service (credit) cost					$ 33
Prior service (credit) cost, net of tax		0	$ 0		21
Actuarial net loss (gain), net of tax		$ 5	$ 166		$ (73)
Assumed health care cost trend rates abstract
Duration over which health care costs reach ultimate trend rate		15 years
Pension plan [Member]
Weighted-average assumptions used to determine benefit obligations [Abstract]
Discount rate		3.60%	4.30%		3.50%
Amounts recognized in other comprehensive loss (income) [Abstract]
Prior service (credit) cost		$ 23	$ 28
Prior service (credit) cost, net of tax		12	15
Actuarial net loss (gain)		697	749
Actuarial net loss (gain), net of tax		426	456
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax		720	777
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax		438	471
Estimated actuarial net loss (gain) in next fiscal year		47
Estimated actuarial net loss (gain) in next fiscal year, net of tax		29
Expected cash flows for benefit plans [Abstract]
Estimated Other Comprehensive Income, Defined Benefit Plans, Prior Service Cost Arising During Period, Before Tax		$ 6	$ 7		$ 9
Assumed health care cost trend rates abstract
Health care cost trend rates for the next fiscal year		7.50%
Ultimate health care cost trend rate		4.25%
Postretirement Medical And Life Insurance [Member]
Weighted-average assumptions used to determine benefit obligations [Abstract]
Discount rate		4.10%	3.60%
Balance sheet classification of funded status: [Abstract]
Accounts payable and accrued liabilities		$ 15	$ 17
Other liabilities		144	162
Expected cash flows for benefit plans [Abstract]
2016		15
2017		16
2018		14
2019		15
2020		14
2021-2025		59
Other Benefits [Member]
Balance sheet classification of funded status: [Abstract]
Accounts payable and accrued liabilities		4	6
Other liabilities		$ 30	$ 38
Minimum [Member] | Pension plan [Member]
Amounts recognized in other comprehensive loss (income) [Abstract]
Threshold for Amortization of Actuarial Gains (Losses), Percent		10.00%
PT Freeport Indonesia [Member] | Pension plan [Member]
Schedule of disclosures of defined benefit plans [Line Items]
Exchange Rate Of Rupiah To Dollars | IDR / $		13,726	12,378
Defined benefit plan, expected return on plan assets		7.75%
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year		$ 318	$ 259
Service cost		26	22		20
Interest cost		23	23		14
Actuarial losses (gains)		(7)	30
Foreign exchange losses (gains)		(32)	(7)
Benefits paid		(10)	(9)
Special retirement benefits	[1]	0	0
Benefits obligation at end of year		318	318		259
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year		185	124
Actual return on plan assets		6	20
Employer contributions	[2]	42	55
Foreign exchange gains (losses)		(19)	(5)
Benefits paid		(10)	(9)
Fair value of plan assets at end of year		204	185		$ 124
Funded status at end of year		(114)	(133)
Accumulated benefit obligation		$ 175	$ 168
Weighted-average assumptions used to determine benefit obligations [Abstract]
Discount rate		9.00%	8.25%
Rate of compensation increase		9.40%	9.00%
Balance sheet classification of funded status: [Abstract]
Other assets		$ 0	$ 0
Accounts payable and accrued liabilities		0	0
Other liabilities		114	133
Total		(114)	$ (133)
Estimated future employer contributions in next fiscal year		$ 38
Weighted-average assumptions used to determine benefit obligations [Abstract]
Discount rate		8.25%	9.00%		6.25%
Expected return on plan assets		7.75%	7.75%		7.50%
Rate of compensation increase		9.00%	9.00%		8.00%
Components of net periodic benefit (income) cost and other amounts recognized in other comprehensive income [Abstract]
Service cost		$ 26	$ 22		$ 20
Interest cost		23	23		14
Expected return on plan assets		(14)	(10)		(10)
Amortization of prior service cost		3	3		0
Amortization of net actuarial losses		6	8		8
Special retirement benefits	[1]	0	0
Net periodic benefit cost		44	46		32
Expected cash flows for benefit plans [Abstract]
2016	[3]	20
2017	[3]	12
2018	[3]	22
2019	[3]	28
2020	[3]	37
2021-2025	[3]	264
FCX [Member] | Pension plan [Member]
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year		2,179	1,871
Service cost		36	30		30
Interest cost		87	92		77
Actuarial losses (gains)		(118)	278
Foreign exchange losses (gains)		(2)	(2)
Benefits paid		(100)	(90)
Special retirement benefits		22	0	[1]	0
Benefits obligation at end of year		2,104	2,179		1,871
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year		1,416	1,350
Actual return on plan assets		(26)	151
Employer contributions	[2]	90	6
Foreign exchange gains (losses)		(1)	(1)
Benefits paid		(100)	(90)
Fair value of plan assets at end of year		1,379	1,416		$ 1,350
Funded status at end of year		(725)	(763)
Accumulated benefit obligation		$ 2,001	$ 2,048
Weighted-average assumptions used to determine benefit obligations [Abstract]
Discount rate		4.60%	4.10%
Rate of compensation increase		3.25%	3.25%
Balance sheet classification of funded status: [Abstract]
Other assets		$ 8	$ 8
Accounts payable and accrued liabilities		35	4
Other liabilities		698	767
Total		(725)	$ (763)
Estimated future employer contributions in next fiscal year		$ 38
Weighted-average assumptions used to determine benefit obligations [Abstract]
Discount rate	[4]	4.10%	5.00%		4.10%
Expected return on plan assets	[4]	7.25%	7.50%		7.50%
Rate of compensation increase	[4]	3.25%	3.75%		3.75%
Components of net periodic benefit (income) cost and other amounts recognized in other comprehensive income [Abstract]
Service cost		$ 36	$ 30		$ 30
Interest cost		87	92		77
Expected return on plan assets		(102)	(98)		(95)
Amortization of prior service cost		0	(1)		0
Amortization of net actuarial losses		45	28		38
Special retirement benefits		22	0	[1]	0
Net periodic benefit cost		88	$ 51		$ 50
Expected cash flows for benefit plans [Abstract]
2016		155
2017		140
2018		110
2019		113
2020		115
2021-2025		$ 610

[1]	Resulted from revised mine operating plans and reductions in the workforce (refer to Note 5 for further discussion).
[2]	Employer contributions for 2016 are expected to approximate $38 million for the FCX plans and $38 million for the PT-FI plan (based on a December 31, 2015, exchange rate of 13,726 Indonesian rupiah to one U.S. dollar).
[3]	Based on a December 31, 2015, exchange rate of 13,726 Indonesian rupiah to one U.S. dollar.
[4]	The assumptions shown relate only to the FMC plans.